STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7%
Australia - 4.7%
Australia, Bonds, Ser. 158	AUD	1.25	5/21/2032	182,700,000		92,329,597
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000		2,775,149
					95,104,746
Austria - .2%
Raiffeisen Bank International AG, Sr. Unscd. Notes	EUR	0.05	9/1/2027	1,100,000		851,079
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	5,000,000	[b]	3,873,069
					4,724,148
Canada - 2.0%
Canada, Bonds	CAD	1.00	9/1/2026	19,000,000		12,526,782
Canada, Bonds	CAD	2.00	12/1/2051	21,200,000		12,113,781
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	7,164,252	[c]	4,964,538
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	3,192,400	[c]	2,298,176
MBarc Credit Canada Inc., Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	7,200,000	[c]	5,012,140
The Toronto-Dominion Bank, Sr. Unscd. Notes	EUR	1.95	4/8/2030	3,363,000		2,802,728
					39,718,145
China - 2.9%
China, Unscd. Bonds	CNY	3.81	9/14/2050	371,150,000		57,845,546
France - 5.2%
BNP Paribas SA, Sr. Unscd. Notes	EUR	0.88	7/11/2030	12,800,000		9,716,890
BNP Paribas SA, Sr. Unscd. Notes	EUR	2.10	4/7/2032	6,000,000		4,678,625
BPCE SA, Sr. Unscd. Bonds	EUR	0.25	1/14/2031	4,100,000		2,932,948
BPCE SA, Sr. Unscd. Notes	EUR	2.38	4/26/2032	4,600,000		3,855,249
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000	[b]	5,631,703
Electricite de France SA, Jr. Sub. Notes	EUR	2.63	12/1/2027	12,600,000	[d]	8,719,182
France, Bonds	EUR	0.75	5/25/2028	51,050,000		45,841,810
France, Bonds	EUR	0.75	5/25/2052	12,800,000		7,118,494
Orano SA, Sr. Unscd. Notes	EUR	2.75	3/8/2028	4,700,000	[b]	4,000,407
Orano SA, Sr. Unscd. Notes	EUR	4.88	9/23/2024	1,250,000	[b]	1,240,371
Suez SACA, Sr. Unscd. Notes	EUR	2.38	5/24/2030	11,900,000		10,048,235
Suez SACA, Sr. Unscd. Notes	EUR	2.88	5/24/2034	1,000,000		814,655
					104,598,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
Germany - 4.6%
BASF SE, Sr. Unscd. Notes	EUR	1.50	3/17/2031	1,400,000		1,111,152
BASF SE, Sr. Unscd. Notes	EUR	3.13	6/29/2028	6,900,000		6,510,935
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	1.70	8/15/2032	15,280,000		14,416,501
Bundesrepublik Deutschland Bundesanleihe, Sr. Unscd. Bonds	EUR	1.42	8/15/2052	37,125,000	[b]	19,590,489
Deutsche Bundesrepublik, Bonds	EUR	0.10	4/15/2033	38,181,310	[e]	37,579,375
Vonovia SE, Sr. Unscd. Notes	EUR	0.63	12/14/2029	1,400,000		998,830
Vonovia SE, Sr. Unscd. Notes	EUR	0.75	9/1/2032	7,500,000		4,802,140
Vonovia SE, Sr. Unscd. Notes	EUR	2.38	3/25/2032	10,500,000		8,137,788
					93,147,210
Ireland - 1.8%
Hammerson Ireland Finance DAC, Gtd. Notes	EUR	1.75	6/3/2027	13,025,000	[b]	9,320,448
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		1,768,801
Ireland, Unscd. Bonds	EUR	0.35	10/18/2032	33,350,000		25,992,240
					37,081,489
Italy - .1%
Banco BPM SPA, Sub. Notes	EUR	2.88	6/29/2031	410,000		324,737
Banco BPM SPA, Sub. Notes	EUR	3.38	1/19/2032	1,059,000		828,352
					1,153,089
Japan - 6.6%
Japan (10 Year Issue), Bonds, Ser. 367	JPY	0.20	6/20/2032	2,471,000,000		16,997,338
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	6,697,250,000		45,035,148
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	10,153,200,000		55,467,808
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	1,146,070	[c]	1,145,527
OSCAR US Funding X LLC, Ser. 2019-1A, Cl. A4		3.27	5/10/2026	4,743,765	[c]	4,696,716
OSCAR US Funding XI LLC, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	8,657,869	[c]	8,508,286
					131,850,823
Kazakhstan - .0%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	285,000		284,638
Luxembourg - .4%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	3,650,000		2,917,296
DH Europe Finance II Sarl, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		5,388,537
					8,305,833
Mexico - 2.1%
Braskem Idesa SAPI, Sr. Scd. Notes		6.99	2/20/2032	1,300,000	[c]	871,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
Mexico - 2.1% (continued)
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	130,000,000	[b]	5,670,761
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	821,500,000	[b]	36,232,761
					42,774,522
Netherlands - 1.6%
ABN AMRO Bank NV, Sr. Unscd. Notes	EUR	0.50	9/23/2029	10,300,000		7,828,579
Enel Finance International NV, Gtd. Notes	EUR	0.38	6/17/2027	7,275,000		6,025,270
ING Groep NV, Sr. Unscd. Notes	EUR	0.88	11/29/2030	11,300,000	[b]	8,475,331
ING Groep NV, Sr. Unscd. Notes	EUR	1.75	2/16/2031	4,900,000		3,893,646
Vonovia Finance BV, Gtd. Notes	EUR	0.50	9/14/2029	1,700,000		1,228,549
Wintershall Dea Finance BV, Gtd. Bonds	EUR	1.33	9/25/2028	2,200,000		1,765,679
WPC Eurobond BV, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		2,813,893
					32,030,947
Philippines - .5%
Philippine, Sr. Unscd. Notes	EUR	0.12	2/3/2023	8,600,000		8,341,516
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		2,549,983
					10,891,499
Romania - .3%
Romania, Bonds	EUR	3.62	5/26/2030	6,390,000	[c]	4,730,231
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	2,670,000	[c]	1,873,346
					6,603,577
Singapore - .3%
Singapore, Bonds	SGD	2.63	5/1/2028	9,000,000		5,984,334
South Africa - .9%
South Africa, Sr. Unscd. Bonds, Ser. 2035	ZAR	8.88	2/28/2035	375,450,000		16,971,999
South Korea - .6%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		7,162,980
Korea, Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		3,812,604
Korea, Sr. Unscd. Bonds, Ser. 5103	KRW	1.88	3/10/2051	3,692,860,000		1,675,980
					12,651,564
Spain - 1.6%
Ibercaja Banco SA, Sub. Notes	EUR	2.75	7/23/2030	7,900,000	[b]	6,393,631
Spain, Sr. Unscd. Bonds	EUR	0.70	4/30/2032	33,500,000	[c]	26,094,714
					32,488,345
Supranational - .5%
JBS USA, Gtd. Notes		3.63	1/15/2032	7,400,000	[b,c]	5,796,235
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	4,350,000		4,310,676
					10,106,911
Sweden - .2%
Sweden, Unscd. Bonds, Ser. 1056	SEK	2.25	6/1/2032	37,450,000		3,415,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
Switzerland - 1.3%
Credit Suisse Group AG, Sr. Unscd. Notes		6.54	8/12/2033	12,706,000	[c]	11,435,627
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	8,525,000		8,099,744
UBS Group AG, Sr. Unscd. Notes	EUR	0.88	11/3/2031	10,029,000		7,206,949
					26,742,320
Thailand - .1%
Thaioil Treasury Center Ltd., Gtd. Notes		5.38	11/20/2048	1,950,000		1,534,083
United Arab Emirates - .2%
Mamoura Diversified Global Holding Ltd., Gtd. Notes		2.50	11/7/2024	3,550,000		3,389,363
United Kingdom - 3.2%
BAT International Finance PLC, Gtd. Notes	EUR	2.25	1/16/2030	5,700,000		4,331,706
Brass No. 10 PLC, Ser. 10-A, Cl. A1		0.67	4/16/2069	2,600,574	[c]	2,482,152
British American Tobacco PLC, Sub. Notes	EUR	3.00	12/27/2026	6,500,000	[d]	4,716,767
Gemgarto PLC, Ser. 2021-1A, Cl. A, 3 Month SONIO +0.59%	GBP	2.71	12/16/2067	5,270,712	[c,f]	5,785,392
Lanark Master Issuer PLC, Ser. 2020-1A, Cl. 1A		2.28	12/22/2069	5,600,000	[c]	5,587,333
Paragon Mortgages PLC, Ser. 2025, Cl. B, 3 Month SONIO +1.07%	GBP	3.02	5/15/2050	1,200,000	[f]	1,332,041
Tower Bridge Funding PLC, Ser. 2021-2, CI. A, 3 Month SONIO +0.78%	GBP	2.77	11/20/2063	4,874,466	[f]	5,380,371
United Kingdom, Bonds	GBP	1.25	7/31/2051	29,700,000		18,521,049
United Kingdom, Bonds	GBP	1.25	7/22/2027	17,100,000		16,517,168
					64,653,979
United States - 47.8%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	3,866,047	[c]	3,728,935
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2		2.05	1/20/2026	2,012,858		1,993,188
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	8,725,000		8,461,752
AT&T Inc., Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		4,149,462
Berkshire Hathaway Finance Corp., Gtd. Notes	EUR	1.50	3/18/2030	7,940,000	[b]	6,532,573
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +0.90%		3.72	8/15/2036	9,620,000	[c,f]	8,981,771
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		3.89	12/15/2037	8,350,000	[c,f]	8,195,531
CarMax Auto Owner Trust, Ser. 2019-3, Cl. B		2.50	4/15/2025	3,445,000		3,365,305

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
United States - 47.8% (continued)
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	3,065,000		2,989,618
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	3,309,106		3,155,006
Celanese US Holdings LLC, Gtd. Bonds	EUR	5.34	1/19/2029	10,993,000		9,762,687
Celanese US Holdings LLC, Gtd. Notes		6.33	7/15/2029	3,154,000		2,942,716
Celanese US Holdings LLC, Gtd. Notes		6.38	7/15/2032	1,672,000	[b]	1,555,887
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +0.95%		3.77	11/15/2036	5,750,000	[c,f]	5,583,236
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		4.32	6/15/2034	3,374,519	[c,f]	3,277,691
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		5,539,703
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	5,554,687	[c]	4,590,285
Energy Transfer LP, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	3,080,000	[b,d]	2,529,450
Federal Agricultural Mortgage Corp. Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	6,028,210	[c]	5,088,586
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		4.28	1/25/2051	1,203,095	[c,f,g]	1,157,169
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	5,840,794	[g]	5,651,259
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +0.45%		3.00	8/25/2025	3,891,215	[f,g]	3,888,541
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T		4.50	6/25/2057	2,469,639	[g]	2,421,578
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D		4.00	3/25/2058	3,844,525	[g]	3,700,335
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D		4.00	10/25/2058	2,685,675	[g]	2,568,937
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	2,611,190	[g]	2,426,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
United States - 47.8% (continued)
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1		3.50	11/25/2028	5,273,789	[g]	5,035,969
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2		3.50	5/25/2029	5,000,000	[g]	4,634,962
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C		2.75	9/25/2029	4,578,754	[g]	4,232,969
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C		2.75	11/25/2029	6,425,000	[g]	5,660,802
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,655,479	[g]	7,124,800
FedEx Corp., Gtd. Bonds	EUR	0.95	5/4/2033	18,120,000		12,239,597
Fidelity National Information Services Inc., Gtd. Notes	EUR	2.00	5/21/2030	4,619,000		3,808,313
Fidelity National Information Services Inc., Sr. Unscd. Notes	EUR	1.50	5/21/2027	1,299,000		1,137,663
Ford Motor Co., Sr. Unscd. Notes		3.25	2/12/2032	4,645,000		3,353,945
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	4,690,000		3,119,061
Ford Motor Co., Sr. Unscd. Notes		6.10	8/19/2032	7,973,000		7,042,551
GLP Capital LP, Gtd. Notes		5.38	4/15/2026	6,780,000		6,493,884
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		3.82	11/15/2036	6,573,385	[c,f]	6,399,064
JPMorgan Chase & Co., Sr. Unscd. Notes	EUR	1.96	3/23/2030	5,050,000		4,277,169
Life Mortgage Trust, Ser. 2021-BMR Cl. A, 1 Month LIBOR +0.70%		3.52	3/15/2038	4,275,920	[c,f]	4,116,030
MPT Operating Partnership LP, Gtd. Bonds	EUR	0.99	10/15/2026	5,125,000		4,089,543
Nasdaq Inc., Sr. Unscd. Notes	EUR	0.90	7/30/2033	10,672,000		7,065,316
National Grid North America Inc., Sr. Unscd. Notes	EUR	1.05	1/20/2031	14,654,000		11,016,508
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1		2.28	1/25/2026	6,084,106	[c]	5,177,757
Newell Brands Inc., Sr. Unscd. Notes		6.63	9/15/2029	5,240,000	[b]	5,135,829
Purewest Funding LLC, Ser. 2021-1, Cl. A1		4.09	12/22/2036	4,026,510	[c]	3,821,720
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	6,860,000	[c]	6,040,134
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	6,340,000	[c]	4,966,208

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.7% (continued)
United States - 47.8% (continued)
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	8,030,000	[c]	7,519,231
SLM Corp., Sr. Unscd. Notes		4.20	10/29/2025	1,900,000		1,705,022
Spirit Realty LP, Gtd. Notes		3.20	2/15/2031	4,505,000		3,516,770
Spirit Realty LP, Gtd. Notes		4.00	7/15/2029	2,645,000		2,280,921
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A		1.97	9/25/2037	3,740,320	[c]	3,422,567
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	2,400,000	[c]	2,362,535
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	5,775,000	[c]	5,470,813
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	5,625,000		3,874,501
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A		2.75	3/17/2038	7,480,084	[c]	6,883,817
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	6,991,276	[c]	6,010,430
TRP LLC, Ser. 2021-1, Cl. A		2.07	6/19/2051	6,837,009	[c]	5,845,667
U.S. Treasury Bonds		1.13	5/15/2040	70,960,000		44,394,350
U.S. Treasury Bonds		1.88	2/15/2041	51,600,000		36,576,539
U.S. Treasury Bonds		2.00	8/15/2051	10,100,000		6,903,508
U.S. Treasury Bonds		2.25	2/15/2052	65,975,000		47,955,578
U.S. Treasury Notes		2.38	5/15/2029	6,025,000		5,453,566
U.S. Treasury Notes		2.75	8/15/2032	7,325,000	[b]	6,698,941
U.S. Treasury Notes		2.88	5/15/2032	116,109,000		107,373,611
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	5,859,827	[c]	5,620,372
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	2,764,000		2,351,156
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	3,410,000	[c]	2,900,667
WEA Finance LLC, Gtd. Notes		4.75	9/17/2044	6,752,000	[c]	4,693,515
Wells Fargo & Co., Sr. Unscd. Notes	EUR	1.74	5/4/2030	16,890,000		13,890,818
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%		3.97	2/15/2040	4,567,835	[c,f]	4,361,901
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/2051-4/1/2052				47,888,489	[g]	39,024,592
3.50%, 6/1/2052				43,037,141	[g]	38,836,029
4.00%, 6/1/2052				17,055,051	[g]	15,861,637
5.00%, 7/1/2052				27,855,476	[g]	27,208,656
Federal National Mortgage Association:
3.50%, 6/1/2052				93,747,197	[g]	84,608,288
4.00%, 5/1/2052-6/1/2052				69,179,861	[g]	64,350,363
4.50%, 6/1/2052				83,677,088	[g]	80,018,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 89.7% (continued)
United States - 47.8% (continued)
5.00%, 7/1/2052				36,114,306	[g] 35,252,453
					963,454,930
Total Bonds and Notes (cost $2,096,695,757)				1,807,508,266
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .0%
Call Options - .0%
Swiss Franc Cross Currency, Contracts 9,395,000 Barclays Capital, Inc.	GBP	1.10	11/1/2022	9,395,000	199,344
Put Options - .0%
Swiss Franc Cross Currency, Contracts 9,395,000 Barclays Capital, Inc.	GBP	1.01	11/1/2022	9,395,000	24,180
Swiss Franc Cross Currency, Contracts 9,395,000 Barclays Capital, Inc.	GBP	1.04	11/1/2022	9,395,000	48,955
					73,135
Total Options Purchased (cost $336,511)				272,479
Description	1-Day Yield (%)			Shares	Value ($)
Investment Companies - 5.8%
Registered Investment Companies - 5.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $118,014,064)		3.03		118,014,064	[h] 118,014,064

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $56,480,517)		3.03		56,480,517	[h] 56,480,517
Total Investments (cost $2,271,526,849)				98.3%	1,982,275,326
Cash and Receivables (Net)				1.7%	33,680,633
Net Assets				100.0%	2,015,955,959

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SEK—Swedish Krona

SGD—Singapore Dollar

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $40,227,502 and the value of the collateral was $70,651,115, consisting of cash collateral of $56,480,517 and U.S. Government & Agency securities valued at $14,170,598. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $217,497,045 or 10.79% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

September 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro-Schatz	1,594	12/8/2022	167,080,179[a]	167,413,131	332,952
Long Gilt	121	12/28/2022	12,906,525[a]	13,023,886	117,361
U.S. Treasury Ultra Long Bond	8	12/20/2022	1,187,804	1,096,000	(91,804)
Futures Short
Canadian 10 Year Bond	866	12/19/2022	78,456,305[a]	77,481,406	974,899
Euro-Bobl	1,044	12/8/2022	125,516,341[a]	122,524,871	2,991,470
Euro-Bond	647	12/8/2022	89,980,617[a]	87,815,450	2,165,167
U.S. Treasury 10 Year Notes	51	12/20/2022	5,912,668	5,715,188	197,480
U.S. Treasury 5 Year Notes	931	12/30/2022	103,733,128	100,089,771	3,643,357
U.S. Treasury Long Bond	38	12/20/2022	5,051,558	4,803,438	248,120
Gross Unrealized Appreciation				10,670,806
Gross Unrealized Depreciation				(91,804)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
British Pound	4,444,894	United States Dollar	5,132,000	10/13/2022	(167,663)
United States Dollar	4,788,986	Indian Rupee	381,323,000	10/13/2022	107,915
United States Dollar	16,007,792	South Korean Won	21,554,012,000	10/13/2022	939,140
Indonesian Rupiah	94,993,934,000	United States Dollar	6,407,461	10/13/2022	(171,552)
United States Dollar	6,427,891	Indonesian Rupiah	95,936,276,000	10/13/2022	130,122
United States Dollar	69,695,076	Japanese Yen	9,620,121,447	10/13/2022	3,146,161
South African Rand	16,665,000	United States Dollar	964,724	10/13/2022	(45,091)
United States Dollar	8,517,357	Taiwan Dollar	258,512,000	10/13/2022	369,704
United States Dollar	3,271,000	British Pound	3,043,280	10/12/2022	(127,852)
Euro	5,348,015	United States Dollar	5,358,000	10/13/2022	(112,016)
Citigroup Global Markets Inc.
United States Dollar	46,162,964	Canadian Dollar	60,320,813	10/13/2022	2,496,300
United States Dollar	3,180,000	South African Rand	55,632,564	10/13/2022	109,999
British Pound	7,124,539	United States Dollar	7,845,000	10/13/2022	112,131
United States Dollar	64,098,758	British Pound	54,962,840	10/13/2022	2,712,813
United States Dollar	5,841,162	Swedish Krona	62,484,312	10/13/2022	207,555
Euro	2,702,322	United States Dollar	2,683,000	10/13/2022	(32,234)
United States Dollar	4,186,719	Euro	4,138,698	10/13/2022	126,980
Japanese Yen	746,176,067	United States Dollar	5,174,000	10/13/2022	(12,193)
United States Dollar	5,174,000	Japanese Yen	743,724,316	10/13/2022	29,154
United States Dollar	68,140,026	Chinese Yuan Renminbi	471,261,523	10/13/2022	2,118,402

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc.(continued)
United States Dollar	163,494,539	Australian Dollar	237,300,390	10/13/2022	11,683,634
Goldman Sachs & Co. LLC
Australian Dollar	4,431,466	United States Dollar	2,862,000	10/12/2022	(27,044)
United States Dollar	2,831,640	Australian Dollar	4,431,466	10/12/2022	(3,316)
United States Dollar	2,120,000	Swedish Krona	22,525,458	10/13/2022	89,097
South African Rand	91,609,655	United States Dollar	5,212,000	10/13/2022	(156,656)
United States Dollar	23,862,657	South African Rand	404,748,671	10/13/2022	1,527,198
Polish Zloty	20,048,129	United States Dollar	4,241,000	10/13/2022	(204,672)
United States Dollar	1,338,000	Polish Zloty	6,406,119	10/13/2022	48,244
United States Dollar	43,842,432	Mexican Peso	887,440,982	10/13/2022	(117,166)
Taiwan Dollar	259,998,000	United States Dollar	8,247,474	10/13/2022	(52,986)
Swiss Franc	10,285,028	British Pound	9,073,897	10/13/2022	301,237
British Pound	6,310,500	Swiss Franc	6,830,572	10/13/2022	117,434
British Pound	3,043,280	United States Dollar	3,252,628	10/12/2022	146,224
Japanese Yen	2,246,000,000	United States Dollar	15,785,775	10/13/2022	(248,667)
United States Dollar	72,177,944	Japanese Yen	9,978,121,447	10/13/2022	3,152,500
United States Dollar	5,174,000	Canadian Dollar	7,069,919	10/13/2022	56,035
South Korean Won	7,331,944,000	United States Dollar	5,231,125	10/13/2022	(105,280)
United States Dollar	5,267,958	South Korean Won	7,331,944,000	10/13/2022	142,113
Euro	8,472,017	United States Dollar	8,481,000	10/13/2022	(170,614)
United States Dollar	356,086,709	Euro	355,033,206	10/13/2022	7,826,916
British Pound	2,311,293	United States Dollar	2,670,000	10/13/2022	(88,603)
United States Dollar	3,252,632	British Pound	3,043,280	10/13/2022	(146,293)
Chinese Yuan Renminbi	29,649,698	United States Dollar	4,252,000	10/13/2022	(98,210)
United States Dollar	2,125,000	Chinese Yuan Renminbi	14,699,771	10/13/2022	65,628

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC(continued)
Australian Dollar	131,402,685	United States Dollar	89,832,567	10/13/2022	(5,768,818)
United States Dollar	5,132,000	Australian Dollar	7,493,113	10/13/2022	338,345
HSBC Securities (USA) Inc.
Canadian Dollar	7,185,849	United States Dollar	5,230,000	10/13/2022	(28,113)
South African Rand	35,298,374	United States Dollar	2,031,000	10/13/2022	(83,111)
Australian Dollar	3,754,981	United States Dollar	2,566,000	10/13/2022	(163,783)
United States Dollar	5,171,751	Australian Dollar	8,000,000	10/13/2022	53,819
United States Dollar	3,447,994	Indonesian Rupiah	51,478,560,000	10/13/2022	68,667
Euro	2,978,226	United States Dollar	2,862,000	10/12/2022	59,205
United States Dollar	2,848,228	Euro	2,978,226	10/12/2022	(72,977)
United States Dollar	8,865,523	Swiss Franc	8,585,000	10/13/2022	154,894
Indian Rupee	762,647,000	United States Dollar	9,557,938	10/13/2022	(195,783)
United States Dollar	4,806,838	Indian Rupee	381,324,000	10/13/2022	125,754
Polish Zloty	32,697,338	United States Dollar	6,927,000	10/13/2022	(343,982)
United States Dollar	9,607,000	Polish Zloty	45,552,472	10/13/2022	435,833
Taiwan Dollar	261,076,000	United States Dollar	8,490,152	10/13/2022	(261,688)
United States Dollar	6,479,717	Singapore Dollar	9,042,756	10/13/2022	182,863
South Korean Won	7,338,565,000	United States Dollar	5,334,034	10/13/2022	(203,561)
United States Dollar	10,705,647	South Korean Won	14,585,087,000	10/13/2022	509,049
United States Dollar	4,215,580	Taiwan Dollar	130,957,000	10/13/2022	88,142
Euro	9,303,304	United States Dollar	9,226,429	10/13/2022	(100,616)
United States Dollar	164,948,778	Euro	164,327,980	10/13/2022	3,755,889
Swiss Franc	10,120,156	British Pound	9,288,000	10/13/2022	(105,171)
British Pound	2,306,730	United States Dollar	2,675,000	10/13/2022	(98,699)
Brazilian Real	16,623,000	United States Dollar	3,178,396	10/13/2022	(106,959)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA) Inc.(continued)
United States Dollar	3,172,922	Brazilian Real	16,623,000	10/13/2022	101,485
Chinese Yuan Renminbi	95,626,965	United States Dollar	13,810,780	10/13/2022	(413,872)
United States Dollar	6,377,000	Chinese Yuan Renminbi	44,115,690	10/13/2022	196,590
United States Dollar	595,708	Euro	600,000	10/13/2022	7,155
J.P. Morgan Securities LLC
Canadian Dollar	7,137,590	United States Dollar	5,174,000	10/13/2022	(7,048)
United States Dollar	5,230,000	Canadian Dollar	7,074,590	10/13/2022	108,654
Swiss Franc	5,254,235	British Pound	4,645,000	10/13/2022	143,296
British Pound	16,601,500	Swiss Franc	18,311,124	10/13/2022	(37,485)
South Korean Won	7,246,522,000	United States Dollar	5,271,365	10/13/2022	(205,240)
Polish Zloty	25,676,042	United States Dollar	5,366,000	10/13/2022	(196,593)
United States Dollar	5,589,000	Polish Zloty	26,652,724	10/13/2022	222,956
Indian Rupee	764,844,000	United States Dollar	9,582,626	10/13/2022	(193,501)
United States Dollar	9,647,946	Indian Rupee	772,431,000	10/13/2022	165,684
Euro	28,557,753	United States Dollar	28,384,000	10/13/2022	(371,079)
United States Dollar	15,728,601	Euro	15,596,948	10/13/2022	429,216
Indonesian Rupiah	102,957,120,000	United States Dollar	6,938,593	10/13/2022	(179,938)
United States Dollar	3,466,805	Indonesian Rupiah	51,478,560,000	10/13/2022	87,478
United States Dollar	10,953,000	British Pound	9,968,382	10/13/2022	(180,314)
Swedish Krona	68,183,965	United States Dollar	6,361,000	10/13/2022	(213,511)
United States Dollar	4,241,000	Swedish Krona	45,008,833	10/13/2022	182,988
Taiwan Dollar	131,606,000	United States Dollar	4,268,045	10/13/2022	(120,152)
United States Dollar	8,544,425	Taiwan Dollar	263,211,000	10/13/2022	248,671
Chinese Yuan Renminbi	59,351,472	United States Dollar	8,586,000	10/13/2022	(271,125)
United States Dollar	8,504,000	Chinese Yuan Renminbi	58,948,648	10/13/2022	245,559
Gross Unrealized Appreciation					45,674,828

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Gross Unrealized Depreciation					(12,011,227)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Markit CDX North America High Yield Index Series 38, Received Fixed Rate of 5.00% 3 Month	6/20/2027	105,009,300	(2,187,382)	(2,129,355)	(58,027)
Markit CDX North America Investment Grade Index Series 39, Received Fixed Rate of 1.00% 3 Month	12/20/2027	186,000,000	(581,591)	(764,170)	182,579
Markit CDX North America Investment Grade Index Series 39, Received Fixed Rate of 1.00% 3 Month	12/20/2027	373,300,000	(1,167,247)	(256,695)	(910,552)
Markit iTraxx Europe Crossover Index Series 38, Received Fixed Rate of 1.00% 3 Month	12/20/2027	799,279,778	(12,886,486)	(12,886,486)	572,967
Purchased Contracts:[3]
Markit CDX North America High Yield Index Series 39, Paid Fixed Rate of 5.00% 3 Month	12/20/2027	106,070,000	4,161,525	4,099,900	61,625
Markit iTraxx Europe Crossover Index Series 38, Paid Fixed Rate of 5.00% 3 Month	12/20/2027	47,336,415	2,436,348	2,418,103	18,245
Markit CDX North America High Yield Index Series 38, Paid Fixed Rate of 5.00% 3 Month	6/20/2027	105,009,300	2,216,552	(1,290,717)	3,507,269
Gross Unrealized Appreciation				4,342,685
Gross Unrealized Depreciation				(968,579)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)

pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	83,734,641	-	83,734,641
Commercial Mortgage-Backed	-	77,273,022	-	77,273,022
Corporate Bonds	-	337,337,778	-	337,337,778
Foreign Governmental	-	615,053,686	-	615,053,686
Investment Companies	174,494,581	-	-	174,494,581
U.S. Government Agencies Collateralized Mortgage Obligations	-	42,895,434	-	42,895,434
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	10,696,969	-	10,696,969
U.S. Government Agencies Mortgage-Backed	-	385,160,643	-	385,160,643
U.S. Treasury Securities	-	255,356,093	-	255,356,093
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	45,674,828	-	45,674,828
Futures††	10,670,806	-	-	10,670,806
Options Purchased	-	272,479	-	272,479
Swap Agreements††	-	4,342,685	-	4,342,685
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(12,011,227)	-	(12,011,227)
Futures††	(91,804)	-	-	(91,804)
Options Written	(809,281)	(272,480)	-	(1,081,761)
Swap Agreements††	-	(968,579)	-	(968,579)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2022 are set forth in the Statement of Investments.

At September 30, 2022, accumulated net unrealized depreciation on investments was $289,251,523, consisting of $1,581,127 gross unrealized appreciation and $290,832,650 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.